Disclosures by Operating Segment	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosures by Operating Segment
26.	DISCLOSURES BY OPERATING SEGMENT

For management purposes the Bank’s Management has determined that it has only one operating segment related to the banking business. In this sense, the Bank supervises the operating segment income (loss) for the period in order to make decisions about resources to be allocated to the segment and assess its performance, which is measured on a consistent basis with the profit or loss in the financial statements.